Fair Value Measurement	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurement

NOTE 17 – FAIR VALUE MEASUREMENT

U.S. generally accepted accounting principles establish a hierarchal disclosure framework associated with the level of observable pricing utilized in measuring assets and liabilities at fair value. The three broad levels defined by the hierarchy are as follows: Level 1: Quoted prices for identical assets in active markets that are identifiable on the measurement date; Level 2: Significant other observable inputs, such as quoted prices for similar assets, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data; Level 3: Significant unobservable inputs that reflect the Company’s own view about the assumptions that market participants would use in pricing an asset.

Securities: The fair values of securities available for sale are determined by matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities, but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).

Equity securities: The Company’s equity securities are not actively traded in an open market. The fair values of these equity securities available for sale are determined by using market data inputs for similar securities that are observable. (Level 2 inputs).

Fair value swap asset/liability: The fair value of the swap asset and liability is based on an external derivative model using data inputs as of the valuation date and classified Level 2.

Impaired loans: The Company has measured impairment on impaired loans generally based on the fair value of the loan’s collateral. Fair value is generally determined based upon independent third-party appraisals of the properties. In some cases, management may adjust the appraised value due to the age of the appraisal, changes in market conditions, or observable deterioration of the property since the appraisal was completed. Additionally, management makes estimates about expected costs to sell the property which are also included in the net realizable value. If the fair value of the collateral dependent loan is less than the carrying amount of the loan, a specific reserve for the loan is made in the allowance for loan losses or a charge-off is taken to reduce the loan to the fair value of the collateral (less estimated selling costs) and the loan is included in the table above as a Level 3 measurement.

Other real estate owned: OREO is carried at the lower of cost or fair value, which is measured at the date foreclosure. If the fair value of the collateral exceeds the carrying amount of the loan, no charge-off or adjustment is necessary, the loan is not considered to be carried at fair value, and is therefore not included in the table below. If the fair value of the collateral is less than the carrying amount of the loan, management will charge the loan down to its estimated realizable value. Management may adjust the appraised value due to the age of the appraisal, changes in market conditions, or observable deterioration of the property since the appraisal was completed. In these cases, the properties are categorized in the below table as Level 3 measurements since these adjustments are considered to be unobservable inputs. Income and expenses from operations are included in other operating expenses. Further declines in the fair value of the collateral subsequent to foreclosure are included in net gain on sale of other real estate owned.

Assets measured at fair value are summarized below.

Fair Value Measurements at December 31, 2015 Using:
	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$40,937	$—
Obligations of states and political subdivisions	—	92,152	—
Mortgage-backed securities in government sponsored entities	—	62,573	—
Equity securities in financial institutions	—	587	—
Fair value swap asset	—	1,962	—

Liabilities:

Fair value swap liability	—	1,962	—

Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$759
Other Real Estate Owned	—	—	109

Fair Value Measurements at December 31, 2014 Using:
	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$42,902	$—
Obligations of states and political subdivisions	—	88,021	—
Mortgage-backed securities in government sponsored entities	—	66,442	—
Equity securities in financial institutions	—	540	—
Fair value swap asset	—	1,721	—

Liabilities:

Fair value swap liability	—	1,721	—

Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$2,690
Other Real Estate Owned	—	—	550

The following tables presents quantitative information about the Level 3 significant unobservable inputs for assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2015 and 2014.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
December 31, 2015
Impaired loans	$759	Appraisal of collateral	Appraisal adjustments	10% - 30%	10%

			Liquidation expense	0% - 10%	10%

			Holding period	0 - 30 months	17 months

Other real estate owned	$109	Appraisal of collateral	Appraisal adjustments	10% - 30%	10%

			Liquidation expense	0% - 10%	10%

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
December 31, 2014
Impaired loans	$2,690	Appraisal of collateral	Appraisal adjustments	10% - 30%	10%

			Liquidation expense	0% - 10%	10%

			Holding period	0 - 30 months	16 months

Other real estate owned	$550	Appraisal of collateral	Appraisal adjustments	10% - 30%	10%

			Liquidation expense	0% - 10%	10%

The carrying amount and fair value of financial instruments were as follows:

	Carrying	Total
	Amount	Fair Value	Level 1	Level 2	Level 3
December 31, 2015
Financial Assets:
Cash and due from financial institutions	$35,561	$35,561	$35,561	$—	$—
Securities available for sale	196,249	196,249	—	196,249	—
Loans, held for sale	2,698	2,698	2,698	—	—
Loans, net of allowance for loan losses	987,166	986,848	—	—	986,848
Other securities	13,452	13,452	13,452	—	—
Bank owned life insurance	20,104	20,104	20,104	—	—
Accrued interest receivable	3,902	3,902	3,902	—	—
Swap asset	1,962	1,962	—	1,962	—

Financial Liabilities:
Nonmaturing deposits	840,984	840,984	840,984	—	—
Time deposits	211,049	212,006	—	—	212,006
Short-term FHLB advances	53,700	52,906	52,906	—	—
Long-term FHLB advances	17,500	17,687	—	—	17,687
Securities sold under agreement to repurchase	25,040	25,040	25,040	—	—
Subordinated debentures	29,427	25,572	—	—	25,572
Accrued interest payable	120	120	120	—	—
Swap liability	1,962	1,962	—	1,962	—

	Carrying	Total
	Amount	Fair Value	Level 1	Level 2	Level 3
December 31, 2014
Financial Assets:
Cash and due from financial institutions	$29,858	$29,858	$29,858	$—	$—
Securities available for sale	197,905	197,905	—	197,905	—
Loans, held for sale	2,410	2,410	2,410	—	—
Loans, net of allowance for loan losses	900,589	908,118	—	—	908,118
Other securities	12,586	12,586	12,586	—	—
Bank owned life insurance	19,637	19,637	19,637	—	—
Accrued interest receivable	3,852	3,852	3,852	—	—
Swap asset	1,721	1,721	—	1,721	—

Financial Liabilities:
Nonmaturing deposits	748,948	748,948	748,948	—	—
Time deposits	219,970	221,263	—	—	221,263
Short-term FHLB advances	42,700	42,700	42,700	—	—
Long-term FHLB advances	22,500	22,699	—	—	22,699
Securities sold under agreement to repurchase	21,613	21,613	21,613	—	—
Subordinated debentures	29,427	24,688	—	—	24,688
Accrued interest payable	126	126	126	—	—
Swap liability	1,721	1,721	—	1,721	—

The estimated fair value approximates carrying amount for all items except those described below. Estimated fair value for securities is based on quoted market values for the individual securities or for equivalent securities. For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the cash flow analysis or underlying collateral values. Fair value of debt is based on current rates for similar financing. The fair value of off-balance-sheet items is based on the current fees or cost that would be charged to enter into or terminate such arrangements and are considered nominal.

For certain homogeneous categories of loans, such as some residential mortgages, credit card receivables, and other consumer loans, fair value is estimated using the quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.